LOSS FOR THE YEAR ON DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of loss on discontinued operations [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
The operating loss for the Cardiac point-of-care tests operation in Sweden and the loss on remeasurement of its assets and liabilities are summarised as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Revenues	—	—	—
Operating expenses	—	(827)	(58)

Operating loss	—	(827)	(58)
Interest expenses	—	(5)	(9)

Loss from discontinued operations before tax	—	(832)	(67)
Income tax credit/(expense)	—	186	(324)

Loss for the year	—	(646)	(391)
Loss on remeasurement of assets and liabilities:
Property, plant and equipment (note 12)	—	(4,647)	—
Goodwill and intangible assets (note 13)	—	(49,433)	—
Inventories	—	(2,578)	—
Closure costs	1,794	(5,846)	—
Foreign currency translation reserve	(3,080)	(3,779)	—
Taxation	(323)	4,887	—

Total loss	(1,609)	(61,396)	—
Loss for the year from discontinued operations	(1,609)	(62,042)	(391)

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2017	December 31, 2016	December 31, 2015
Basic (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.07)	(2.70)	(0.02)
Diluted (loss)/earnings per ADS (US Dollars) – discontinued operations	(0.07)	(2.70)	(0.02)
Basic (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.02)	(0.68)	(0.004)
Diluted (loss)/earnings per ‘A’ share (US Dollars) – discontinued operations	(0.02)	(0.68)	(0.004)

Schedule of Cash Flows Attributable to Discontinued Operations
The cash flows attributable to discontinued operations are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Cash flows from operating activities	(2,847)	(1,623)	(11,135)
Cash flows from investing activities	-	(8,989)	(10,802)